Document and Entity Information		3 Months Ended
	Apr. 29, 2026	Mar. 31, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 29, 2026
Entity Registrant Name	FIRST BANCORP, INC
Entity Central Index Key	0000765207
Current Fiscal Year End Date		--12-31
Document Fiscal Year Focus
Amendment Flag	true
Entity Incorporation, State or Country Code	ME
Entity File Number	0-26589
Entity Tax Identification Number	01-0404322
Entity Address, Address Line One	223 Main Street
Entity Address, City or Town	Damariscotta
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04543
City Area Code	207
Local Phone Number	563-3195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false